UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues, net:
Total revenues	$ 1,187	$ 881	$ 3,931	$ 3,555	$ 4,391	$ 5,043
Cost of revenues:
Total cost of revenues	1,317	1,554	4,546	3,803	4,503	7,354
Gross loss	(130)	(673)	(615)	(248)	(112)	(2,311)
Operating expenses:
Research and development	951	961	2,502	2,591	3,380	2,213
Selling, general and administrative	2,406	2,810	7,137	7,301	10,220	10,978
Total operating expenses	3,357	3,771	9,639	9,892	13,600	13,191
Operating loss	(3,487)	(4,444)	(10,254)	(10,140)	(13,712)	(15,502)
Other expense:
Interest income						2
Interest expense	(2,404)	(1,382)	(5,386)	(1,636)	(3,067)	(140)
Derivative loss	(4,535)	(380)	(7,040)	(441)	(4,291)
Total other expense, net	(6,939)	(1,762)	(12,426)	(2,077)
Other income (expense), net						69
Loss before income taxes	(10,426)	(6,206)	(22,680)	(12,217)	(21,070)	(15,571)
Provision for income taxes			(31)		(15)	(2)
Net loss	(10,426)	(6,206)	(22,711)	(12,217)	(21,055)	(15,569)
Undeclared Series A-1 preferred dividends		(683)		(2,011)	(2,682)	(2,433)
Net loss attributable to common stockholders	$ (10,426)	$ (6,889)	$ (22,711)	$ (14,228)	$ (23,737)	$ (18,002)
Earnings Per Share, Basic	$ (0.19)	$ (0.87)	$ (0.96)	$ (1.79)	$ (2.99)	$ (2.27)
Earnings Per Share, Diluted	$ (0.19)	$ (0.87)	$ (0.96)	$ (1.79)	$ (2.99)	$ (2.27)
Weighted Average Number of Shares Outstanding, Basic	54,452,140	7,943,585	23,744,640	7,943,585	7,943,585	7,943,585
Weighted average common shares outstanding diluted	54,452,140	7,943,585	23,744,640	7,943,585	7,943,585	7,943,585
Comprehensive Loss:
Net loss	$ (10,426)	$ (6,206)	$ (22,711)	$ (12,217)	$ (21,055)	$ (15,569)
Foreign currency translation adjustments, net of tax	(32)	8	(48)	(24)	(15)	(105)
Comprehensive loss	(10,458)	(6,198)	(22,759)	(12,241)	(21,070)	(15,674)
Product [Member]
Revenues, net:
Total revenues	1,115	881	3,859	3,498	4,254	4,941
Cost of revenues:
Total cost of revenues	880	1,077	2,999	2,374	2,494	4,945
Rentals [Member]
Revenues, net:
Total revenues	72		72	57	137	102
Cost of revenues:
Total cost of revenues	$ 437	$ 477	$ 1,547	$ 1,429	$ 2,009	$ 2,409